N-4	Sep. 25, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Sep. 25, 2023
Amendment Flag	false
Premier Solutions Standard (Series A-II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series A-II) | ColumbiaSmallCapValueFundIClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Columbia Small Cap Value Fund I - Class A
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(8.83%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Premier Solutions Standard (Series A-II) | FranklinStrategicIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(10.72%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Premier Solutions Standard (Series A-II) | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Value
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	0.81%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Premier Solutions Standard (Series A-II) | InvescoEQVInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco EQV International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Premier Solutions Standard (Series A-II) | InvescoGoldandSpecialMineralsFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Equity Precious Metals
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(16.86%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	(1.89%)
Premier Solutions Standard (Series A-II) | InvescoSmallCapValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Invesco Small Cap Value Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Premier Solutions Standard (Series A-II) | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Value
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%